Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment reporting

Note 16 – Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker, i.e., the Chief Executive Officer, for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has only one operating segment.

The significant segment expenses are consistent with those reported on the consolidated financial statements of operations and comprehensive loss and include cost of revenues, fulfillment expenses, marketing expenses and general and administrative expenses. For significant segment expenses incurred during the years ended December 31, 2024, 2023 and 2022, refer to Consolidated Statements of Operations and Comprehensive Loss.

The following table presents revenue by major merchandise categories for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the years ended December 31,
	2024	2023	2022
Cosmetic products (a)	$36,338,218	$55,068,409	$99,282,495
Health and nutritional supplements (b)	33,571,779	22,612,877	39,948,764
Household products (c)	62,754,927	81,783,445	70,626,839
Others	316,607	544,562	123,208
Total	$132,981,531	$160,009,293	$209,981,306

(a)	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.

(b)	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.

(c)	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.

All of the Company’s long-lived assets are located in PRC. Majority of the Company’s merchandises are sold in PRC.